Other Non-Current Assets - Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Equity securities	$ 19	$ 20
Long-term State receivables	391	417
Deposits and other non-current assets	42	38
Total	$ 452	$ 475